Consolidated statement of financial position - GBP (£) £ in Millions	Mar. 31, 2021		Mar. 31, 2020		Apr. 01, 2019	Mar. 31, 2019		Apr. 01, 2018	Mar. 31, 2018
Non-current assets
Goodwill	£ 4,588	[1]	£ 5,712	[1]		£ 5,372	[1]	£ 4,984	£ 4,984
Other intangible assets	1,443		1,295			1,084		899	899
Property, plant and equipment	47,043	[1]	49,762	[1]	£ 45,327	44,859	[1]	40,730	40,730
Other non-current assets	293		354			264		115	115
Pension assets	1,747		1,849			1,567		1,409	1,409
Financial and other investments	755		543			667		899	899
Investments in joint ventures and associates	867		995			608		2,168	2,168
Derivative financial assets	542		1,249			1,045		1,319	1,319
Total non-current assets	57,278		61,759			55,466		52,523	52,523
Current assets
Inventories and current intangible assets	439		549			370		341	341
Trade and other receivables	2,919		2,986			3,153		2,795	2,798
Current tax assets	67		102			126		114	114
Financial and other investments	2,342		1,998		1,981	1,981		2,694	2,694
Derivative financial assets	457		93			108		405	405
Cash and cash equivalents	157		73		252	252		329	329
Assets held for sale	3,557		0			1,956
Total current assets	9,938		5,801			7,946		6,678	6,681
Total assets	67,216		67,560			63,412		59,201	59,204
Current liabilities
Borrowings	(3,737)		(4,072)			(4,472)		(4,447)	(4,447)
Derivative financial liabilities	(145)		(380)			(350)		(401)	(401)
Trade and other payables	(3,517)		(3,602)		(3,766)	(3,769)		(3,394)	(3,453)
Contract liabilities	(66)		(76)			(61)		(53)	0
Current tax liabilities	(75)		(86)			(161)		(123)	(123)
Provisions	(260)		(348)			(316)		(273)	(273)
Liabilities held for sale	(1,568)		0			0
Total current liabilities	(9,368)		(8,564)			(9,129)		(8,691)	(8,697)
Non-current liabilities
Borrowings	(27,483)		(26,722)			(24,258)		(22,210)	(22,178)
Derivative financial liabilities	(754)		(954)			(833)		(660)	(660)
Other non-current liabilities	(843)		(891)		(805)	(808)		(750)	(1,317)
Contract liabilities	(1,094)		(1,082)			(933)		(813)	0
Deferred tax liabilities	(4,815)	[1]	(4,446)	[1]		(4,215)	[1]	(3,789)	(3,868)
Pensions and other post-retirement benefit obligations	(1,032)		(2,802)			(1,785)		(1,672)	(1,672)
Provisions	(1,967)		(2,306)			(1,883)		(1,779)	(1,779)
Total non-current liabilities	(37,988)		(39,203)			(34,715)		(31,673)	(31,474)
Total liabilities	(47,356)		(47,767)			(43,844)		(40,364)	(40,171)
Net assets	19,860		19,793		19,568	19,568		18,837	19,033
Equity
Share capital	474		470			458		452	452
Share premium account	1,296		1,301			1,314		1,321	1,321
Retained earnings	23,163	[1]	21,895	[1]		21,999	[1]	21,516	21,784
Other equity reserves	(5,094)	[1]	(3,895)	[1]		(4,223)	[1]	(4,468)	(4,540)
Total shareholders’ equity	19,839		19,771			19,548		18,821	19,017
Non-controlling interests	21		22			20		16	16
Total equity	£ 19,860		£ 19,793		£ 19,568	£ 19,568		£ 18,837	£ 19,033

[1]	Comparative amounts have been revised as described in note 1F.